Business combination	12 Months Ended
Dec. 31, 2020
Business combination
Business combination

4. Business combination

4.1. Acquisition of PinPag

On January 30, 2020, Linx Pay Meios de Pagamentos Ltda., wholly-owned subsidiary of Linx S.A., acquired 100% of the share capital of Esmeralda Serviços Digitais Ltda, Safira Serviços Digitais Ltda, Ametista Serviços Digitais and Diamante Serviços Digitais Ltda. (“PinPag”), which operate in the payment segment as sub-acquiring and payment facilitators, also acting as a banking correspondent for certain banks to carry out their activities. The main motivation for the acquisition of the companies reinforces its strategy of expanding offers, services and products for means of payment, representing an important growth opportunity for the Company.

The price was R$ 200,000 and the price adjusted by the probability of reaching the contingent consideration was R$ 160,916, to be paid as follows:

(i)	R$ 125,000 paid when the contract is closed;
(ii)	R$ 10,000 paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.;
(iii)	R$ 5,000 retained installments;
(iv)	Additional contingent consideration (“Business Acquisition Cost”) of up to R$ 60,000 (fair value in December 31, 2020 is of R$ 20,916), as follows:

Upon the achieving of certain operating and financial goals in each year and payable in the subsequent year:

o	2021 — R$ 12,586; and
o	2022 — R$ 8,330.

Purchase consideration
Amount paid in cash	125,000
Amount paid on the acquisition of shares	10,000
Amount retained installments	5,000
Fair value of contingent consideration (Earn-out)	20,916
Total consideration	160,916

Analysis of cash flow from the acquisition
Amount paid in cash	125,000
Net cash acquired from subsidiary	(11,396)
Cash flow from investment activities	113,604

4.2. Acquisition of Neemo

On February 02, 2020, Linx Sistemas e Consultoria Ltda., the wholly-owned subsidiary of Linx S.A. acquired 100% of the equity of RRA Ferreira - ME. (“Neemo”), which focuses on developing platforms and applications for retailers. The main motivation for the acquisition is to reinforce it is cross selling strategy that aims to encourage the customer to complement their initial purchase, representing an important growth opportunity for the Company.

The price was R$ 22,425 and the price adjusted by the probability of reaching the contingent consideration was R$ 20,363, to be paid as follows:

(i)	R$ 14,880 paid when the contract is closed;
(ii)	R$ 1,500 paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.;
(iii)	R$ 1,500 retained installments;
(iv)	R$ 1,195 that will be paid in thirty-three equal installments;
(v)	Additional contingent consideration (“Business Acquisition Cost”) of up to R$ 3,350 (fair value in December 31, 2020 is of R$ 1,288), as follows:
•	Upon the achieving of certain operating and financial goals in each year and payable in the subsequent year
o	2020 — R$ 350, paid on September 2, 2020;
o	2021 — R$ 644;
o	2022 — R$ 189;
o	2023 — R$ 105.

Purchase consideration
Amount paid in cash	14,880
Amount to be paid on the acquisition of shares	1,500
Amount retained installments	1,500
Amount complementary installments	1,195
Fair value of contingent consideration (Earn-out)	1,288
Total adjusted consideration	20,363
Analysis of cash flow from the acquisition
Amount paid in cash	14,880
Amount to be paid on the acquisition of shares	1,500
Net cash acquired from subsidiary	(75)
Cash flow from investment activities	16,305

4.3. Acquisition of CR Sistemas (Humanus)

On September 4, 2020, Linx Sistemas e Consultoria Ltda., a wholly owned subsidiary of Linx S.A., acquired 100% of the capital stock of CR Sistemas Ltda. (“Humanus”), subsidiary that provides payroll management and HCM software to medium-sized entities belonging to different sectors of the economy. The main motivation for the acquisition is to strengthen the back-office solutions of its end-to-end platform considering the high labor intensity in retail and the greater demand for people management tools. The transaction also reinforces the possibility of accelerating the penetration of Linx's Digital Account and future credit offers.

The price was R$18,994 and the price adjusted by the probability of reaching the contingent consideration was R$ 17,899, to be paid as follows:

(i)	R$ 12,374 paid when the contract is closed;
(ii)	R$ 900 paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.;
(iii)	R$ 3,000 retained installments;
(iv)	R$ 320 to be paid in sixteen equal installments;
(v)	Additional contingent consideration (“Business Acquisition Cost”) of up to R$ 2,400 (fair value in December 31, 2020 is of R$ 1,305), as follows:
•	Upon the achieving of certain operating and financial goals in each year and payable in the subsequent year
o	2022 — R$ 1,254;
o	2023 — R$ 30;
o	2024 – R$ 21;

Purchase consideration
Amount paid in cash	12,374
Amount to be paid on the acquisition of shares	900
Amount retained installments	3,000
Amount complementary installments	320
Fair value of contingent consideration (Earn-out)	1,305
Total adjusted consideration	17,899
Analysis of cash flow from the acquisition
Amount paid in cash	12,374
Net cash acquired from subsidiary	(954)
Cash flow from investment activities	11,420

4.4.  Acquisition of Mercadapp

On November 13, 2020, Linx Sistemas e Consultoria Ltda., A wholly owned subsidiary of Linx SA, acquired 100% of the share capital of Mercadapp Soluções em Software Ltda, providing a white label platform for online sales solutions for small and medium supermarkets postage. Its web platform and delivery solutions are cloud-based, and its business model is based on recurring revenue (SaaS), combined with one transaction charge. The transaction reinforces the cross-sell strategy with the end-to-end platform already offered by Linx, encompassing different opportunities in Linx Core, Linx Digital and Linx Pay.

The price was R$10,500 and the price adjusted by the probability of reaching the contingent consideration was R$ 9,791 to be paid as follows:

(i) R$ 6,500 paid when the contract is closed;

(ii) R$ 500 paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.;

(iii) R$ 1,000 retained installments;

(iv) Additional contingent consideration (“Business Acquisition Cost”) of up to R$ 2,500 (fair value in December 31, 2020 is of R$ 1,791), as follows:

•	Upon the achieving of certain operating and financial goals in each year and payable in the subsequent year

o	2021 – R$ 758;
o	2022 – R$ 885;
o	2023 – R$ 148;

Purchase consideration
Amount paid in cash	6,500
Amount to be paid on the acquisition of shares	500
Amount retained installments	1,000
Fair value of contingent consideration (Earn-out)	1,791
Total adjusted consideration	9,791

Analysis of cash flow from the acquisition
Amount paid in cash	6,500
Net cash acquired from subsidiary	(573)
Cash flow from investment activities	5,927

4.5.  Measurement of business combination

Pursuant to IFRS 3 (R) – Business Combination, the measurement period can not exceed one year from the acquisition date, and therefore, until the allocation of the acquired assets and goodwill is concluded, preliminary values subject to change must be disclosed. The acquisitions are accounted for under the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated by total fair values of transferred assets, liabilities assumed on acquisition date from the former controlling shareholders of the acquiree and shares issued in exchange for control of the acquiree.

Amount recognized on acquisition	PinPag	Neemo	Humanus	Mercadapp	Total
Current Assets	19,747	320	3,501	640	24,208
Cash and cash equivalents	11,396	75	954	579	13,004
Trade accounts receivable	—	226	512	61	799
Other receivables	8,351	19	2,035	—	10,405
Non-current assets	75,817	9,739	3,833	3,802	93,191
Software (*)	10,210	2,139	3,072	2,821	18,242
Customer portfolio (*)	43,583	7,534	578	940	52,635
Brand	11,823	—	—	—	11,823
Immobilized	10,168	66	93	41	10,368
Intangible	33	—	90	—	123
Current liabilities	22,618	241	487	155	23,501
Suppliers	807	38	19	29	893
Labor obligations	187	91	421	86	785
Taxes payable	1,847	112	44	31	2,034
Other liabilities	19,777	—	3	9	19,789
Non‑current liabilities	—	—	4,225	269	4,494
Other payables	—	—	4,225	269	4,494

Fair value of acquired assets	95,564	10,059	7,334	4,442	117,399
Fair value of liabilities assumed	22,618	241	4,712	424	27,995
Total net identifiable assets	72,946	9,818	2,622	4,018	89,404
Consideration (**)	160,916	20,363	17,899	9,791	208,969
Goodwill on the transaction	87,970	10,545	15,277	5,773	119,565

(*) Allocation of identificable assets

(**) AVP net fair value.

4.6. Assets acquired and liabilities assumed

On the date of completion of the preparation of these consolidated financial information, the Company is in the process of reviewing and adjusting the determination of the fair value of the identifiable assets acquired and the liabilities assumed of the acquired companies in fiscal year 2020. It is estimated that this analysis will be concluded soon, as soon as Management has all the relevant information of the facts, not exceeding the maximum period of 12 months from the acquisition date.

Preliminary goodwill totaling to R$ 119,565 comprises future economic benefits stemming from synergies resulting from the acquisitions. Goodwill is expected to generate future tax benefits. (see note 12 – handling)

Since the date of acquisition date, the acquired companies contributed to the Company with revenues of R$ 59,413 and pre-tax income of R$ 16,342